T. ROWE PRICE Dividend Growth Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.0%
COMMUNICATION SERVICES 1.7%
Entertainment 0.7%
Walt Disney (1) 1,134,746 155,642
155,642
Media 1.0%
Comcast, Class A  4,644,339 217,448
217,448
Total Communication Services 373,090
CONSUMER DISCRETIONARY 7.8%
Hotels, Restaurants & Leisure 3.4%
Hilton Worldwide Holdings (1) 1,428,060 216,694
Las Vegas Sands (1) 2,242,983 87,185
Marriott International, Class A (1) 485,885 85,394
McDonald's  887,638 219,495
Yum! Brands  939,358 111,342
720,110
Multiline Retail 1.4%
Dollar General  1,317,967 293,419
293,419
Specialty Retail 2.6%
Home Depot  796,170 238,318
Ross Stores  2,461,630 222,679
Tractor Supply  392,995 91,713
552,710
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B  652,889 87,853
87,853
Total Consumer Discretionary 1,654,092
CONSUMER STAPLES 7.7%
Beverages 3.4%
Coca-Cola  4,407,370 273,257
Diageo (GBP)  1,742,787 88,402
Keurig Dr Pepper  1,987,300 75,319
PepsiCo  1,704,502 285,299
722,277
Food & Staples Retailing 1.1%
Costco Wholesale  257,998 148,568

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Walmart  627,700 93,477
242,045
Food Products 2.1%
McCormick  644,467 64,318
Mondelez International, Class A  4,403,474 276,450
Nestle (CHF)  900,158 117,037
457,805
Household Products 0.6%
Colgate-Palmolive  710,767 53,897
Kimberly-Clark  693,615 85,426
139,323
Tobacco 0.5%
Philip Morris International  1,108,687 104,150
104,150
Total Consumer Staples 1,665,600
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
EOG Resources  1,740,814 207,557
TotalEnergies (EUR) (2) 2,404,935 121,689
Total Energy 329,246
FINANCIALS 13.9%
Banks 3.8%
Bank of America  5,303,563 218,613
JPMorgan Chase  2,558,534 348,779
Wells Fargo  5,221,940 253,055
820,447
Capital Markets 4.1%
Charles Schwab  3,434,710 289,580
CME Group  590,103 140,362
Goldman Sachs Group  298,605 98,570
Morgan Stanley  2,520,182 220,264
S&P Global  324,118 132,947
881,723
Consumer Finance 0.5%
American Express  614,730 114,955
114,955
Insurance 5.5%
Aon, Class A  669,781 218,101
Chubb  1,847,899 395,265
Marsh & McLennan  2,347,371 400,039

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Progressive  772,593 88,068
Willis Towers Watson  331,957 78,415
1,179,888
Total Financials 2,997,013
HEALTH CARE 17.6%
Biotechnology 1.7%
AbbVie  2,228,050 361,189
361,189
Health Care Equipment & Supplies 3.2%
Becton Dickinson & Company  979,570 260,566
Medtronic  1,547,091 171,650
Stryker  941,086 251,599
683,815
Health Care Providers & Services 3.4%
Cigna  683,435 163,758
UnitedHealth Group  1,098,689 560,298
724,056
Life Sciences Tools & Services 5.1%
Agilent Technologies  1,522,236 201,438
Danaher  1,768,493 518,752
Thermo Fisher Scientific  644,302 380,557
1,100,747
Pharmaceuticals 4.2%
AstraZeneca, ADR  3,315,629 219,959
Eli Lilly  741,100 212,229
Johnson & Johnson  1,376,051 243,878
Zoetis  1,161,220 218,994
895,060
Total Health Care 3,764,867
INDUSTRIALS & BUSINESS SERVICES 12.6%
Aerospace & Defense 1.3%
Howmet Aerospace  2,391,127 85,937
Northrop Grumman  410,080 183,396
269,333
Air Freight & Logistics 1.1%
United Parcel Service, Class B  1,137,836 244,020
244,020
Commercial Services & Supplies 1.5%
Cintas  111,542 47,449

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Waste Connections  1,912,824 267,221
314,670
Electrical Equipment 0.2%
Rockwell Automation  135,200 37,860
37,860
Industrial Conglomerates 4.2%
General Electric  3,214,580 294,134
Honeywell International  1,476,886 287,373
Roper Technologies  664,016 313,568
895,075
Machinery 1.8%
Cummins  434,920 89,207
Deere  119,011 49,444
Illinois Tool Works  779,089 163,141
Otis Worldwide  1,132,767 87,166
388,958
Professional Services 0.5%
Equifax  420,110 99,608
99,608
Road & Rail 2.0%
JB Hunt Transport Services  647,097 129,931
Union Pacific  1,058,897 289,301
419,232
Total Industrials & Business Services 2,668,756
INFORMATION TECHNOLOGY 20.7%
Electronic Equipment, Instruments & Components 1.4%
Amphenol, Class A  1,772,108 133,528
TE Connectivity  1,303,291 170,705
304,233
IT Services 6.3%
Accenture, Class A  1,228,797 414,387
Automatic Data Processing  652,331 148,431
Broadridge Financial Solutions  1,115,766 173,736
Fidelity National Information Services  2,007,725 201,616
Visa, Class A  1,828,998 405,617
1,343,787
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials  995,473 131,204
Microchip Technology  1,540,284 115,737
QUALCOMM  703,025 107,436

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Texas Instruments  1,644,376 301,710
656,087
Software 5.9%
Microsoft  4,113,133 1,268,120
1,268,120
Technology Hardware, Storage & Peripherals 4.0%
Apple  4,971,971 868,156
868,156
Total Information Technology 4,440,383
MATERIALS 5.0%
Chemicals 2.6%
Air Products & Chemicals  361,962 90,458
Linde  667,586 213,247
RPM International (2) 1,057,969 86,161
Sherwin-Williams  646,389 161,352
551,218
Containers & Packaging 2.4%
Avery Dennison  958,783 166,799
Ball  2,385,162 214,665
Sealed Air  2,137,793 143,147
524,611
Total Materials 1,075,829
REAL ESTATE 3.2%
Equity Real Estate Investment Trusts 3.2%
American Tower, REIT  968,852 243,395
Crown Castle International, REIT  731,971 135,122
Equity Residential, REIT  3,377,308 303,687
Total Real Estate 682,204
UTILITIES 4.3%
Electric Utilities 1.0%
NextEra Energy  2,655,478 224,946
224,946
Gas Utilities 0.6%
Atmos Energy  1,028,356 122,878
122,878
Multi-Utilities 2.3%
Ameren  2,106,199 197,477
CMS Energy  2,569,866 179,736
WEC Energy Group  1,228,800 122,647
499,860

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Water Utilities 0.4%
American Water Works  470,501 77,882
77,882
Total Utilities 925,566
Total Common Stocks (Cost $10,390,808) 20,576,646
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 826,418,901 826,419
Total Short-Term Investments (Cost $826,419) 826,419
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 27,901,703 27,902
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 27,902
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 1,476,397 1,476
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,476
Total Securities Lending Collateral (Cost $29,378) 29,378
Total Investments in Securities 100.0%
(Cost $11,246,605) $ 21,432,443
Other Assets Less Liabilities (0.0)% (5,560)
Net Assets 100.0% $ 21,426,883
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Dividend Growth Fund

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CHF Swiss Franc
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 272 ++
Totals $ — # $ — $ 272 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 776,677 ¤ ¤ $ 855,797
Total $ 855,797 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $272 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $855,797.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dividend Growth Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Dividend Growth Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 20,249,518 $ 327,128 $ — $ 20,576,646
Short-Term Investments 826,419 — — 826,419
Securities Lending Collateral 29,378 — — 29,378
Total $ 21,105,315 $ 327,128 $ — $ 21,432,443

T. ROWE PRICE Dividend Growth Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F58-054Q1 03/22